NICHOLAS LIMITED EDITION, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF SEPTEMBER 30, 2024

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 95.19%
	Consumer Discretionary - Automobiles & Components -- 1.98%
87,440	Dorman Products, Inc.*	$9,891,213

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 2.22%
8,035	Murphy USA, Inc.	3,960,210
73,550	Ollie's Bargain Outlet Holdings Inc*	7,149,060
		11,109,270

	Consumer Discretionary - Consumer Durables & Apparel -- 1.79%
207,770	La-Z-Boy Incorporated	8,919,566

	Consumer Discretionary - Consumer Services -- 2.39%
131,500	Carriage Services Inc.	4,317,145
78,716	Papa John's International, Inc.	4,240,431
192,620	Wendy's Company	3,374,702
		11,932,278

	Consumer Staples - Food, Beverage & Tobacco -- 3.06%
45,355	J & J Snack Foods Corp.	7,806,503
390,985	Nomad Foods Ltd.	7,452,174
		15,258,677

	Financials - Financial Services -- 10.24%
124,635	Cohen & Steers, Inc.	11,958,728
213,210	EVERTEC, Inc.	7,225,687
340,480	i3 Verticals, Inc. Class A*	7,255,629
25,975	Morningstar, Inc.	8,289,142
772,951	Repay Holdings Corp. Class A*	6,307,280
113,530	Shift4 Payments, Inc. Class A*	10,058,758
		51,095,224

	Financials - Insurance -- 1.82%
182,595	Baldwin Insurance Group, Inc. Class A*	9,093,231

	Health Care - Health Care Equipment & Services -- 13.22%
73,317	Amedisys, Inc.*	7,075,824
175,150	AtriCure, Inc.*	4,911,206
372,955	Certara, Inc.*	4,367,303
83,653	Encompass Health Corporation	8,084,226
128,303	Globus Medical Inc Class A*	9,178,797
185,790	InMode Ltd.*	3,149,141
409,519	Neogen Corp*	6,884,014
97,295	Omnicell, Inc.*	4,242,062
247,880	Option Care Health Inc*	7,758,644
103,529	STAAR Surgical Company*	3,846,102
20,536	UFP Technologies, Inc.*	6,503,751

		66,001,070

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 3.05%
149,595	Prestige Consumer Healthcare Inc*	10,785,800
221,064	Stevanato Group SpA	4,421,280
		15,207,080

	Industrials - Capital Goods -- 6.55%
88,706	A. O. Smith Corporation	7,968,460
67,859	Beacon Roofing Supply, Inc.*	5,865,053
15,776	Comfort Systems USA, Inc.	6,158,162
107,352	Construction Partners, Inc. Class A*	7,493,170
70,945	Donaldson Company, Inc.	5,228,647
		32,713,492

	Industrials - Commercial & Professional Services -- 15.48%
246,150	ExlService Holdings, Inc.*	9,390,623
79,395	Exponent, Inc.	9,152,656
88,000	ICF International, Inc.	14,677,520
430,045	OPENLANE, Inc.*	7,259,160
42,923	Paylocity Holding Corp.*	7,081,007
168,441	RB Global, Inc.	13,557,816
211,365	Tetra Tech, Inc.	9,967,973
116,915	WNS (Holdings) Limited Sponsored ADR*	6,162,590
		77,249,345

	Industrials - Transportation -- 2.74%
129,965	Knight-Swift Transportation Holdings Inc. Class A	7,011,612
377,134	Marten Transport, Ltd.	6,675,272
		13,686,884

	Information Technology - Semiconductors & Semiconductor Equipment -- 3.72%
116,535	Lattice Semiconductor Corporation*	6,184,512
29,061	Onto Innovation, Inc.*	6,031,901
99,460	Power Integrations, Inc.	6,377,375
		18,593,788

	Information Technology - Software & Services -- 21.55%
84,870	Altair Engineering Inc. Class A*	8,105,934
139,960	BlackLine, Inc.*	7,717,394
38,110	CyberArk Software Ltd.*	11,113,257
100,050	Descartes Systems Group Inc.*	10,301,148
139,895	Five9, Inc.*	4,019,183
363,571	Grid Dynamics Holdings, Inc. Class A*	5,089,994
42,670	Intapp, Inc.*	2,040,906
186,343	nCino Inc*	5,886,575
197,240	PowerSchool Holdings, Inc. Class A*	4,499,044
165,245	Q2 Holdings, Inc.*	13,181,594
46,906	Qualys, Inc.*	6,025,545
47,284	SPS Commerce, Inc.*	9,181,134
150,650	Tenable Holdings, Inc.*	6,104,338
159,645	Varonis Systems, Inc.*	9,019,943
66,668	Workiva Inc. Class A*	5,274,772
		107,560,761

	Information Technology - Technology Hardware & Equipment -- 2.50%
88,558	ePlus inc.*	8,708,794
21,145	Novanta Inc*	3,783,263
		12,492,057

	Materials - Materials -- 1.91%
59,500	AptarGroup, Inc.	9,531,305

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 0.97%
109,550	NexPoint Residential Trust, Inc.	4,821,295

	TOTAL COMMON STOCKS
	(cost $292,176,275)	475,156,536

SHORT-TERM INVESTMENTS -- 4.93%
	Money Market Deposit Account – 1.33%
$6,638,650	U.S. Bank Money Market - 4.70%	6,638,650

	Money Market Fund – 1.20%
6,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 4.85%	6,000,000

	U.S. Government Securities - 2.40%
6,000,000	U.S. Treasury Bill 10/01/2024, (1)	6,000,000
6,000,000	U.S. Treasury Bill 11/05/2024, 4.75%	5,972,793
		11,972,793

	TOTAL SHORT-TERM INVESTMENTS
	(cost $24,609,717)	24,611,443

	TOTAL INVESTMENTS
	(cost $316,785,992) - 100.12%	499,767,979

	LIABILITIES, NET OF OTHER ASSETS - (0.12)%	(619,010)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$499,148,969

*	Non-income producing security.
(1)	The Treasury Bill has reached full maturity.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$475,156,536
Money Market Deposit Account	6,638,650
Money Market Fund	6,000,000
Level 2
U.S. Government Securities	11,972,793
Level 3
None	—
Total	$499,767,979

(1) See Schedule above for further detail by industry.